Notes Payable-Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable-related Party
Notes Payable-Related Party

Note 4 – Notes Payable-Related Party

On September 4, 2024, the Company issued a $250,000 promissory note (the “Promissory Note”) to an officer of the Company for $250,000. The Promissory Note accrues interest at 12% per annum and is repayable in 12 substantially equal installments over a period of one year. During the three and nine months ended September 30, 2024 the Company incurred $2,137 and $2,137, respectively, in interest expense relating to this Promissory Note. During the three and nine months ended September 30, 2024 the Company did not pay any principal or accrued interest.

On December 1, 2020, the Company consolidated all of the outstanding loans owed to an officer of the Company and to his spouse, resulting in the following two loans: (i) a single loan from the spouse of an officer of the Company, dated December 1, 2020, with a principal balance of $426,243, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021; and (ii) a single loan owed to an officer of the Company in the principal amount of $139,229, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021. In December of 2021, the maturity dates of these loans were further extended to June 30, 2022. In July of 2022, the notes were extended to June 30, 2023.

On June 21, 2021, the Company entered into a loan from the spouse of an officer of the Company in the amount of $120,000 (principal) with an interest rate of 7.5% per annum due June 21, 2022. In July of 2022, the loan was extended to June 30, 2023.

During the three and nine months ended September 30, 2023 the Company incurred $0 and $6,825, respectively, in interest expense for the related party notes payable with maturity dates on June 30, 2023. During the three and nine months ended September 30, 2023 principal payments of $0 and $685,473, respectively, and accrued interest of $0 and $102,373 were paid, respectively, on notes to these related parties. The principal and accrued interest for these notes were fully paid by December 31, 2023.

Note 5 – Notes Payable-Related Party

On December 1, 2020, the Company consolidated all of the outstanding loans owed to an officer of the Company and to his spouse, resulting in the following two loans: (i) a single loan from the spouse of an officer of the Company, dated December 1, 2020, with a principal balance of $426,243, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021; and (ii) a single loan owed to an officer of the Company in the principal amount of $139,229, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021. In December of 2021, the maturity dates of these loans were further extended to June 30, 2022. In July of 2022, the notes were extended to June 30, 2023.

On June 21, 2021, the Company entered into a loan from the spouse of an officer of the Company in the amount of $120,000 (principal) with an interest rate of 7.5% per annum due June 21, 2022. In July of 2022, the loan was extended to June 30, 2023.

The Company accounted for these loan extensions during the year ended December 31, 2022, as a troubled debt restructuring as the Company was experiencing financial difficulties and the extensions represented a concession by the lenders. As the future undiscounted cash flows of these related party notes exceeded their carrying value, no gain or loss was recognized upon the extensions.

As of June 30, 2023 principal payments of $685,473 and interest of $104,968 were paid. As of December 31, 2023, there were no outstanding principal or interest balances for these related party notes.

On August 1, 2022, in conjunction with a private placement of notes and warrants (as detailed in Note 6 below), in exchange for a $50,000 payment upon subscription, the Company issued a convertible note to the spouse of an officer of the Company in the amount of $50,000 (principal) with an interest rate of 6% per annum, and warrants to purchase 2,500 shares of common stock. The loan was fully repaid, including $822 of accrued interest, in September of 2022.